DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table summarizes the carrying value of the major assets and liabilities of the Biomaterials and Clean Technologies business units as of December 31, 2020 (collectively, the “Corporate Held for Sale Disposal Groups”):

In millions	December 31, 2020
Assets
Accounts and notes receivable - net	$63
Inventories	75
Other current assets	35
Investments and noncurrent receivables	164
Property, plant and equipment - net	34
Goodwill	267
Other intangible assets	168
Deferred charges and other assets	4
Assets held for sale	$810
Liabilities
Accounts payable	$40
Income taxes payable	1
Accrued and other current liabilities	50
Deferred income tax liabilities	30
Pension and other post-employment benefits - noncurrent	1
Other noncurrent obligations	18
Liabilities related to assets held for sale	$140

Integration and Separation Costs [Table Text Block]

In millions	2020	2019	2018
Integration and separation costs	$177	$1,257	$1,845

Materials Science Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The results of operations of the Materials Science Division are presented as discontinued operations as summarized below:

In millions	2019	2018
Net sales	$10,867	$49,224
Cost of sales	8,917	40,187
Research and development expenses	163	670
Selling, general and administrative expenses	329	1,304
Amortization of intangibles	116	469
Restructuring and asset related charges - net	157	219
Integration and separation costs	44	135
Equity in earnings of nonconsolidated affiliates	(13)	554
Sundry income (expense) - net	48	242
Interest expense	240	1,062
Income from discontinued operations before income taxes	936	5,974
Provision for income taxes on discontinued operations	207	1,490
Income from discontinued operations, net of tax	729	4,484
Income from discontinued operations attributable to noncontrolling interests, net of tax	37	102
Income from discontinued operations attributable to DuPont stockholders, net of tax	$692	$4,382

The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to the Materials Science Division:

In millions	2019	2018
Depreciation and amortization	$744	$2,835
Capital expenditures	$597	$2,062

Agriculture Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The results of operations of the Agriculture Division are presented as discontinued operations as summarized below:

In millions	2019	2018
Net sales	$7,144	$14,159
Cost of sales	4,218	9,838
Research and development expenses	470	1,320
Selling, general and administrative expenses	1,294	2,377
Amortization of intangibles	176	390
Restructuring and asset related charges - net	117	739
Integration and separation costs	430	441
Equity in earnings of nonconsolidated affiliates	(4)	—
Sundry income (expense) - net	40	258
Interest expense	91	387
Income (Loss) from discontinued operations before income taxes	384	(1,075)
Provision for (Benefit from) income taxes on discontinued operations	62	(191)
Income (Loss) from discontinued operations, net of tax	$322	$(884)
Income from discontinued operations attributable to noncontrolling interests, net of tax	35	14
Income (Loss) from discontinued operations attributable to DuPont stockholders, net of tax	$287	$(898)
The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to the Agriculture Division:

In millions	2019	2018
Depreciation and amortization	$385	$913
Capital expenditures	$383	$531

N&B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The results of operations of N&B are presented as discontinued operations as summarized below:

In millions	2020	2019	2018
Net sales	$6,059	$6,076	$6,216
Cost of sales	4,014	4,030	4,179
Research and development expenses	235	266	273
Selling, general and administrative expenses	534	606	625
Amortization of intangibles	1,423	349	311
Restructuring and asset related charges - net	4	162	50
Goodwill impairment charges	—	933	—
Integration and separation costs	417	85	42
Equity in earnings of nonconsolidated affiliates	4	(1)	(1)
Sundry income (expense) - net	8	9	1
Interest expense	95	1	1
(Loss) income from discontinued operations before income taxes	(651)	(348)	735
(Benefit from) Provision for income taxes on discontinued operations	(183)	142	145
(Loss) income from discontinued operations, net of tax	(468)	(490)	590
Income from discontinued operations attributable to noncontrolling interests, net of tax	—	1	—
(Loss) income from discontinued operations attributable to DuPont stockholders, net of tax	$(468)	$(491)	$590
The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to N&B:

In millions	2020	2019	2018
Depreciation and amortization	$1,721	$664	$631
Capital expenditures	$234	$359	$353

In millions	2020	2019
Assets
Accounts and notes receivable - net	$1,130	$1,051
Inventories	1,333	1,422
Other current assets	65	81
Investments and noncurrent receivables	36	42
Property, plant and equipment - net	3,118	3,043
Goodwill	11,542	11,012
Other intangible assets - net	3,072	4,376
Deferred income tax assets	44	19
Deferred charges and other assets	319	232
Total assets of discontinued operations	$20,659	$21,278
Liabilities
Short-term borrowings and finance lease obligations	$4	$5
Accounts payable	742	635
Income taxes payable	36	26
Accrued and other current liabilities	301	232
Long-term debt	6,195	6
Deferred income tax liabilities	852	1,109
Pension and other post employment benefits - noncurrent	238	186
Other noncurrent liabilities	242	151
Total liabilities of discontinued operations	$8,610	$2,350